UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/04

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-479-0422

Signature, Place and Date of Signing:

-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
04/02/04

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total (x$1000):  $194,483

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE

                                                   VALUE     SHARES/        SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT        PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- ----------- --------       ---  ----  ------- --------  --------  ------   ----
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Adams Resources & Energy Inc   COM    006351308        58      4600          SH          Sole               4600
Andrew Corp                    COM    034425108      1216     69460          SH          Sole              69460
Arch Coal Inc                  COM    039380100        88      2800          SH          Sole               2800
Ask Jeeves Inc                 COM    045174109      1599     44750          SH          Sole              44750
Aspect Telecom                 COM    04523Q102      3864    246600          SH          Sole             246600
Blue Coat Systems, Inc.        COM    09534T508      4944     92265          SH          Sole              92265
CE Franklin LTD                COM    125151100      4198   1509900          SH          Sole            1509900
Cardiac Science Inc.           COM    141410209       811    186426          SH          Sole             186426
Casella Waste Systems Inc.     COM    147448104       750     51600          SH          Sole              51600
Chesapeake Energy              COM    165167107       331     24700          SH          Sole              24700
Cooper & Cameron               COM    216640102      1308     29700          SH          Sole              29700
CyberGuard Corp                COM    231910100       394     40000          SH          Sole              40000
Diamond Offshore Drilling      COM    25271C102      3362    139000          SH          Sole             139000
Diedrich Coffee                COM    253675201      3181    955233          SH          Sole             955233
Diedrick Coffee - Warrant      COM    253675201         0    208331          SH          Sole             208331
Dorchester Minerals LP         COM    25820R105        93      5200          SH          Sole               5200
Dril Quip Inc                  COM    262037104      1242     75550          SH          Sole              75550
Ensco International, Inc.      COM    26874Q100      2034     72200          SH          Sole              72200
Epicor Software                COM    29426L108      4184    317458          SH          Sole             317458
Exploration CO of Delaware     COM    302133202       120     28750          SH          Sole              28750
Gasco Energy Inc.              COM    367220100      3903   2011800          SH          Sole            2011800
Gevity HR Inc.                 COM    374393106      3562    122000          SH          Sole             122000
Global Industries              COM    379336100       118     20000          SH          Sole              20000
GlobalSantafe Corp             COM    G3930E101      1617     58240          SH          Sole              58240
Grant Prideco Inc.             COM    38821G101      3030    195480          SH          Sole             195480
Grey Wolf Inc.                 COM    397888108      6438   1555070          SH          Sole            1555070
Harvest Natural Resources Inc. COM    41754V103      4135    283010          SH          Sole             283010
Interlink Electronics          COM    458751104      6235    528831          SH          Sole             528831
Iomega  Corporation            COM    462030305       792    141700          SH          Sole             141700
Isolagen Inc.                  COM    46488N103       440     37300          SH          Sole              37300
KFX Inc.                       COM    48245L107     26417   2542500          SH          Sole            2542500
KFX Inc.- Warrants             COM    48245L115     55686   7288750          SH          Sole            7288750
LCA-Vision Inc.                COM    501803308      2104     89252          SH          Sole              89252
LSI Industries                 COM    50216C108       778     63960          SH          Sole              63960
Marimba Inc.                   COM    56781Q109      5540    940590          SH          Sole             940590
Maverick Tube Corp             COM    577914104      1499     63640          SH          Sole              63640
Mission Resources              COM    605109107       170     52200          SH          Sole              52200
National Oil Well              COM    637071101      5846    206715          SH          Sole             206715
NetFlix                        COM    64110L106      2506     73440          SH          Sole              73440
Newfield Exploration Co        COM    651290108        42       880          SH          Sole                880
Noble Corp                     COM    G65422100      2912     75800          SH          Sole              75800
PYR Energy Warrant             COM    693677106         0    134535          SH          Sole             134535
Parallel Petroleum             COM    699157103       448    100000          SH          Sole             100000
Patterson Energy               COM    703481101      3626    102400          SH          Sole             102400
Peabody Energy                 COM    704549104        56      1200          SH          Sole               1200
Penn VA Corp                   COM    707882106        48       800          SH          Sole                800
Penn Virginia Resource Partner COM    707884102      1634     46820          SH          Sole              46820
Plains Exploration & Productio COM    726505100      5050    270900          SH          Sole             270900
Pride International Inc.       COM    74153Q102      1857    108840          SH          Sole             108840
Rowan Companies                COM    779382100      3223    152800          SH          Sole             152800
SonicWall Inc.                 COM    835470105      1618    179400          SH          Sole             179400
Tanox Inc.                     COM    87588Q109       149     10000          SH          Sole              10000
Toreador Resources Corp        COM    891050106       144     29000          SH          Sole              29000
Trans World Entertainment      COM    89336Q100       873     91890          SH          Sole              91890
Transocean Inc.                COM    G90078109      3583    128460          SH          Sole             128460
Treasure Island Royalty Trust  COM    894626209       813   1847942          SH          Sole            1847942
Trident Microsystems Inc.      COM    895919108       804     50400          SH          Sole              50400
USX-Marathon Group             COM    565849106       438     13150          SH          Sole              13150
Ultra Petroleum Corp           COM    903914109      2521     84000          SH          Sole              84000
Westmoreland Coal Co           COM    960878106        48      2600          SH          Sole               2600
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REPORT SUMMARY        60 DATA RECORDS              194,483              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED